Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock-Based Compensation [Abstract]
Schedule of Summary of Stock Option Activity	A summary of stock option activity for the thirteen-week period ended March 31, 2024 under the Plans is as follows:
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding—December 31, 2023	11,716,646	$3.48	8.53	$2,756
Options granted	––	––
Options exercised	(31,176)	0.83
Options canceled	(307,198)	2.86
Outstanding—March 31, 2024	11,378,272	$3.50	8.25	$215
Vested and expected to vest—March 31, 2024	11,378,272	$3.50	8.25	$215
Vested and exercisable—March 31, 2024	4,536,233	$4.38	4.78	$139
A summary of stock option activity for the fiscal year ended December 31, 2023 under the Plans is as follows:
	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding—December 31, 2022	4,970,419	$4.86	6.99	$34,180
Options granted	6,961,979	2.58
Options exercised	(67,534)	0.89
Options canceled	(148,218)	9.17
Outstanding—December 31, 2023	11,716,646	$3.48	8.53	$2,756
Vested and expected to vest— December 31, 2023	11,716,646	$3.48	8.53	$2,756
Vested and exercisable— December 31, 2023	3,141,940	$5.30	4.93	$763

Schedule of Summary of RSU Activity	A summary of RSU activity for the thirteen-week period ended March 31, 2024 under the Plan is as follows:
	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	58,097	$2.07
Granted	––	$––
Vested and released	––	$––
Cancelled or forfeited	––	$––
Unvested at March 31, 2024	58,097	$2.07

A summary of RSU activity for the fiscal year ended December 31, 2023 under the Plans is as follows:
	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2022	—
Granted	864,792	$6.89
Vested and released	(265,686)	$2.76
Cancelled or forfeited	(541,010)	$9.44
Unvested at December 31, 2023	58,097	$2.07

Schedule of Stock Based Compensation Expense and Statements of Operations and Comprehensive Income (Loss)	The following table summarizes stock-based compensation expense and its allocation within the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss) (in thousands):
	Thirteen- Weeks Ended	Thirteen- Weeks Ended
	March 31, 2024	April 2, 2023
Cost of revenues	$27	$11
Sales and marketing	216	94
General and administrative	1,098	165
Total stock-based compensation expense from continuing operations	$1,341	$270
The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations and comprehensive loss (in thousands):
	Fiscal Years Ended December 31,
	2023	2022
Cost of revenues	$84	$22
Sales and marketing	487	168
General and administrative	2,252	243
Loss from discontinued operations, net of tax	2,376	470
Total stock-based compensation expense	$5,199	$903

Schedule of Fair Value of Stock Based Compensation	The following assumptions were used to calculate the fair value of stock-based compensation:
	Fiscal Years Ended December 31,
	2023	2022
Expected term (in years)	5.50–6.32	1.0–7.5
Expected volatility	77.0%	60.0%–78.5%
Risk-free interest rate	1.7%–4.7%	3.4%–4.8%
Expected dividends	0.0%	0.0%